Condensed Financial Information (Parent Company) (Subsequent Events - Narrative) (Details) (Parent Company [Member], USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Capital contributions to subsidiaries	$ (1,262)	$ (748)	$ (1,223)
Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Capital contributions to subsidiaries				$ (445)